Summary of Goodwill by Reportable Segment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Goodwill - December 31, 2024	$ 18,972,475	[1]	$ 2,171,526
Additions to goodwill (Note 5)	3,019,246		19,526,409
Accumulated impairment losses
Impairment			(2,725,460)
Goodwill - June 30, 2025	21,991,721	[1]	18,972,475	[1]	2,171,526
Banzai Operating [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Goodwill - December 31, 2024	2,171,526		2,171,526
Additions to goodwill (Note 5)
Accumulated impairment losses
Impairment
Goodwill - June 30, 2025	2,171,526		2,171,526		2,171,526
Open Reel [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Goodwill - December 31, 2024	16,800,949
Additions to goodwill (Note 5)			19,526,409
Accumulated impairment losses
Impairment			(2,725,460)
Goodwill - June 30, 2025	$ 16,800,949		$ 16,800,949

[1]	Measured at period-end.